Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
July 31, 2024
(Unaudited)
Shares Value
COMMON STOCKS — 97.6%
AUSTRALIA — 1.2%
92,490 ANZ Group Holdings Ltd. ....... $ 1,757,055
25,700 Aristocrat Leisure Ltd. ........... 911,249
217,300 Atlassian Corp. - Class A(a) ....... 38,368,661
231,214 BHP Group Ltd. ............... 6,395,861
69,225 Cochlear Ltd. ................. 15,618,495
62,419 Commonwealth Bank of Australia .. 5,612,191
753,048 CSL Ltd. ..................... 152,523,392
961,000 Fortescue Ltd. ................. 11,858,775
70,800 Goodman Group REIT .......... 1,625,118
11,300 Macquarie Group Ltd. ........... 1,550,346
96,066 National Australia Bank Ltd. ...... 2,423,687
36,500 Rio Tinto Ltd. ................. 2,804,151
180,200 Telstra Group Ltd. .............. 464,297
1,095,115 Wesfarmers Ltd. ............... 52,744,481
108,700 Westpac Banking Corp. .......... 2,118,314
74,635 Woodside Energy Group Ltd. ...... 1,347,089
39,726 Woolworths Group Ltd. .......... 896,269
299,019,431
AUSTRIA — 0.1%
408,750 CA Immobilien Anlagen AG ...... 13,359,565
7,600 Verbund AG .................. 608,657
13,968,222
BELGIUM — 0.0%
27,000 Anheuser-Busch InBev SA ........ 1,605,972
7,650 KBC Group NV ............... 593,123
2,199,095
BRAZIL — 0.4%
17,276,723 Banco Bradesco SA - Preference Shares 37,936,918
14,235,722 Natura & Co. Holding SA ........ 37,375,330
1,481,779 WEG SA ..................... 13,242,918
88,555,166
CANADA — 1.0%
26,292 Alimentation Couche-Tard, Inc. .... 1,620,767
22,400 Bank of Montreal .............. 1,889,313
37,293 Bank of Nova Scotia (The) ........ 1,741,411
12,200 BCE, Inc. .................... 411,512
337,025 Brookfield Asset Management Ltd. -
Class A .................. 14,709,830
65,200 Canadian Imperial Bank of Commerce 3,371,803
30,687 Canadian National Railway Co. .... 3,552,460
71,046 Canadian Natural Resources Ltd. ... 2,522,489
125,037 CGI, Inc.(a) .................. 14,257,469
11,788 Constellation Software, Inc. ....... 37,194,037
351,460 Dollarama, Inc. ................ 32,947,864
66,328 Enbridge, Inc. ................. 2,482,286
13,195 Fairfax Financial Holdings Ltd. .... 15,561,145
18,200 Great-West Lifeco, Inc. .......... 546,666
7,450 Imperial Oil Ltd. ............... 533,719
5,450 Intact Financial Corp. ........... 990,407
8,350 Loblaw Cos. Ltd. ............... 1,029,651
Shares Value
CANADA (continued)
7,300 Lululemon Athletica, Inc.(a) ...... $ 1,888,218
82,500 Manulife Financial Corp. ......... 2,197,769
21,100 National Bank of Canada ......... 1,764,841
172,665 Onex Corp. ................... 11,831,989
18,700 Pembina Pipeline Corp. .......... 724,758
43,300 Power Corp. of Canada .......... 1,253,227
893,670 Quebecor, Inc. - Class B ......... 19,742,103
8,850 Restaurant Brands International, Inc. 619,657
10,675 Rogers Communications, Inc. - Class
B ....................... 412,804
54,179 Royal Bank of Canada ........... 6,054,204
726,016 Shopify, Inc. - Class A(a) ......... 44,432,179
18,100 Sun Life Financial, Inc. .......... 898,543
36,100 Suncor Energy, Inc. ............. 1,441,751
32,066 TC Energy Corp. .............. 1,361,467
117,581 Thomson Reuters Corp. .......... 19,055,335
56,256 Toronto-Dominion Bank (The) .... 3,322,024
252,363,698
CHILE — 0.2%
318,191,463 Banco de Chile ................ 37,907,646
CHINA — 1.6%
7,131,399 Centre Testing International Group
Co. Ltd. - A Shares ......... 11,371,858
9,264,316 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 45,062,922
4,356,429 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 17,566,100
8,109,591 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 24,336,743
2,916,828 Meituan - B Shares(a)(b)(c) ....... 40,805,762
2,340,210 NetEase, Inc. .................. 43,791,792
3,131,935 SF Holding Co. Ltd. - A Shares .... 15,195,150
4,007,217 Tencent Holdings Ltd. ........... 185,772,669
1,272,430 Yunnan Botanee Bio-Technology
Group Co. Ltd. - A Shares .... 8,524,786
392,427,782
DENMARK — 0.3%
438,723 Novo Nordisk A/S - Class B ....... 58,026,420
106,983 Pandora A/S .................. 16,771,851
74,798,271
FINLAND — 0.1%
10,497 Kone Oyj - Class B ............. 535,755
2,972,300 Mandatum Oyj ................ 13,771,000
1,281,920 Nordea Bank Abp .............. 15,011,213
14,100 Sampo Oyj - Class A ............ 617,561
29,935,529
FRANCE — 0.8%
21,567 Air Liquide SA ................ 3,939,475
55,600 AXA SA ..................... 1,955,024
32,518 BNP Paribas SA ............... 2,233,323

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
FRANCE (continued)
383,979 Bouygues SA .................. $ 13,273,027
74,934 Capgemini SE ................. 14,889,468
14,000 Cie de Saint-Gobain SA .......... 1,203,635
20,700 Cie Generale des Etablissements
Michelin SCA ............. 819,934
23,500 Danone SA ................... 1,530,042
45,800 Dassault Systemes SE ............ 1,736,829
964 Hermes International SCA ........ 2,110,574
18,600 Legrand SA ................... 2,010,569
10,892 L'Oreal SA ................... 4,722,809
126,361 LVMH Moet Hennessy Louis Vuitton
SE ...................... 89,300,488
39,300 Orange SA ................... 435,957
127,237 Publicis Groupe SA ............. 13,304,791
10,538 Safran SA .................... 2,316,305
41,159 Sanofi SA .................... 4,246,411
16,712 Schneider Electric SE ............ 4,030,590
457,253 TotalEnergies SE ............... 30,918,981
20,700 Vinci SA ..................... 2,365,712
197,343,944
GERMANY — 0.8%
150,364 Allianz SE .................... 42,440,359
20,900 Bayerische Motoren Werke AG .... 1,941,165
15,000 Bayerische Motoren Werke AG -
Preference Shares ........... 1,288,148
85,100 Deutsche Bank AG ............. 1,329,548
8,459 Deutsche Boerse AG ............ 1,733,910
79,639 Deutsche Post AG .............. 3,555,309
889,443 Deutsche Telekom AG ........... 23,266,035
1,775 Hannover Rueck SE ............ 441,252
162,425 Heidelberg Materials AG ......... 16,959,684
24,800 Mercedes-Benz Group AG ........ 1,641,522
36,940 Muenchener Rueckversicherungs-
Gesellschaft AG ............ 18,214,120
41,200 SAP SE ...................... 8,695,688
23,500 Siemens AG .................. 4,308,838
1,620,080 Siemens Energy AG(a) ........... 47,182,153
1,251,636 Zalando SE(a)(b)(c) ............. 32,117,165
205,114,896
HONG KONG — 0.3%
6,219,366 AIA Group Ltd.(b) ............. 41,792,267
282,000 CLP Holdings Ltd. ............. 2,420,129
6,888,000 Henderson Land Development Co.
Ltd. ..................... 19,351,658
2,195,136 Sun Hung Kai Properties Ltd. ..... 19,063,463
165,000 Techtronic Industries Co. Ltd. ..... 2,114,017
84,741,534
INDIA — 2.1%
769,090 Asian Paints Ltd. ............... 28,332,199
315,896 Bajaj Finance Ltd. .............. 25,681,600
434,846 Dr. Reddy's Laboratories Ltd. ...... 35,058,781
Shares Value
INDIA (continued)
11,883,869 HDFC Bank Ltd. .............. $ 229,328,174
1,203,616 Mahindra & Mahindra Ltd. ....... 41,800,154
6,303,656 Marico Ltd. ................... 50,750,722
671,269 Tata Consultancy Services Ltd. ..... 35,158,169
1,545,585 Titan Co. Ltd. ................. 63,850,245
509,960,044
INDONESIA — 0.2%
66,937,049 Bank Central Asia Tbk PT ........ 42,298,781
IRELAND — 1.3%
21,326 Accenture Plc - Class A .......... 7,050,802
15,800 Allegion Plc ................... 2,161,598
202,025 DCC Plc ..................... 13,920,630
347,373 Experian Plc .................. 16,397,880
239,679 Flutter Entertainment Plc(a) ...... 47,312,634
546,881 ICON Plc(a) .................. 179,617,596
460,647 Medtronic Plc ................. 36,999,167
303,800 Smurfit WestRock Plc(a) ......... 13,477,884
11,800 Trane Technologies Plc ........... 3,944,504
320,882,695
ISRAEL — 0.1%
122,098 Check Point Software Technologies
Ltd.(a) ................... 22,398,878
ITALY — 0.4%
391,871 Buzzi SpA .................... 15,377,953
387,200 Enel SpA ..................... 2,763,197
86,100 Eni SpA ..................... 1,378,903
48,044 Ferrari NV ................... 19,779,133
30,500 Generali ..................... 789,896
622,200 Intesa Sanpaolo SpA ............ 2,525,497
2,727,900 Pirelli & C SpA(b)(c) ............ 17,081,833
1,785,400 Poste Italiane SpA(b)(c) .......... 24,182,098
55,900 UniCredit SpA ................ 2,296,193
86,174,703
JAPAN — 5.2%
137,590 Aeon Co. Ltd. ................. 3,154,912
82,579 Ajinomoto Co., Inc. ............ 3,434,797
108,206 Asahi Group Holdings Ltd. ....... 4,012,445
85,568 Bandai Namco Holdings, Inc. ..... 1,831,254
134,200 Bridgestone Corp. .............. 5,540,716
663,900 Canon, Inc. ................... 21,015,412
157,900 Central Japan Railway Co. ........ 3,736,561
530,953 Chugai Pharmaceutical Co. Ltd. .... 23,424,241
171,900 Dai-ichi Life Holdings, Inc. ....... 5,333,542
147,800 Daiichi Sankyo Co. Ltd. ......... 6,065,715
9,300 Daikin Industries Ltd. ........... 1,359,878
80,479 Daiwa House Industry Co. Ltd. .... 2,306,307
1,982,500 Daiwa Securities Group, Inc. ...... 16,641,592
285,200 Denso Corp. .................. 4,786,174
46,639 Disco Corp. .................. 15,398,451
172,500 East Japan Railway Co. .......... 3,252,979

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
JAPAN (continued)
106,200 ENEOS Holdings, Inc. .......... $ 561,608
215,500 FANUC Corp. ................ 6,487,801
33,104 Fast Retailing Co. Ltd. ........... 9,203,842
212,400 FUJIFILM Holdings Corp. ....... 5,075,879
454,730 Fujitsu Ltd. ................... 8,294,448
18,442 Hamamatsu Photonics KK ........ 535,391
3,736,395 Hitachi Ltd. .................. 82,008,389
873,800 Honda Motor Co. Ltd. .......... 9,606,813
79,169 Hoya Corp. ................... 10,009,418
31,500 Isuzu Motors Ltd. .............. 434,740
3,159,844 ITOCHU Corp. ............... 164,167,190
189,900 Japan Post Bank Co. Ltd. ......... 1,997,179
288,100 Japan Post Holdings Co. Ltd. ...... 3,084,759
172,252 Japan Tobacco, Inc. ............. 5,098,397
28,400 JFE Holdings, Inc. .............. 418,971
97,641 Kao Corp. .................... 4,304,403
301,975 KDDI Corp. .................. 9,111,358
204,073 Keyence Corp. ................. 89,759,153
118,500 Kirin Holdings Co. Ltd. ......... 1,685,286
186,900 Komatsu Ltd. ................. 5,435,889
321,700 Kyocera Corp. ................. 4,082,318
1,675 Lasertec Corp. ................. 299,992
580,400 LY Corp. ..................... 1,445,140
17,900 Makita Corp. ................. 590,035
218,800 Marubeni Corp. ............... 4,177,947
613,727 Mitsubishi Corp. ............... 12,880,462
477,125 Mitsubishi Electric Corp. ......... 8,284,117
188,623 Mitsubishi Estate Co. Ltd. ........ 3,241,613
14,120,735 Mitsubishi UFJ Financial Group, Inc. 164,956,352
488,582 Mitsui & Co. Ltd. .............. 11,512,930
414,984 Mitsui Fudosan Co. Ltd. ......... 4,358,849
427,900 Mizuho Financial Group, Inc. ..... 9,848,798
192,000 MS&AD Insurance Group Holdings,
Inc. ..................... 4,590,928
371,608 Murata Manufacturing Co. Ltd. .... 8,312,529
214,100 NEC Corp. ................... 18,579,487
213,700 Nintendo Co. Ltd. .............. 11,965,659
160 Nippon Building Fund, Inc. REIT .. 618,404
158,500 Nippon Paint Holdings Co. Ltd. ... 1,013,393
5,818,001 Nippon Telegraph & Telephone Corp. 6,229,481
15,500 Nissin Foods Holdings Co. Ltd. .... 462,812
916,550 NOF Corp. ................... 13,206,323
108,109 Nomura Research Institute Ltd. .... 3,370,175
95,500 NTT Data Group Corp. ......... 1,504,170
26,418 Obic Co. Ltd. ................. 4,020,763
267,500 Olympus Corp. ................ 4,649,845
28,200 Ono Pharmaceutical Co. Ltd. ...... 421,198
212,200 Oriental Land Co. Ltd. .......... 6,065,488
884,100 ORIX Corp. .................. 21,623,727
98,254 Otsuka Holdings Co. Ltd. ........ 5,091,591
548,892 Panasonic Holdings Corp. ........ 4,565,398
290,883 Recruit Holdings Co. Ltd. ........ 16,811,622
315,900 Renesas Electronics Corp. ........ 5,436,335
Shares Value
JAPAN (continued)
43,800 Secom Co. Ltd. ................ $ 2,813,281
108,900 Sekisui House Ltd. ............. 2,747,852
475,329 Seven & i Holdings Co. Ltd. ...... 5,744,689
35,700 SG Holdings Co. Ltd. ........... 363,065
21,600 Shimadzu Corp. ............... 642,788
20,350 Shimano, Inc. ................. 3,631,090
902,150 Shin-Etsu Chemical Co. Ltd. ...... 40,637,550
56,400 Shionogi & Co. Ltd. ............ 2,483,701
11,814 SMC Corp. ................... 5,847,656
537,139 SoftBank Corp. ................ 7,045,680
75,600 SoftBank Group Corp. ........... 4,623,659
173,700 Sompo Holdings, Inc. ........... 4,020,012
255,854 Sony Group Corp. .............. 23,108,071
893,900 Sumitomo Corp. ............... 22,543,668
31,200 Sumitomo Electric Industries Ltd. .. 481,105
495,465 Sumitomo Mitsui Financial Group,
Inc. ..................... 36,100,267
320,000 Suzuki Motor Corp. ............ 3,758,486
73,500 Takeda Pharmaceutical Co. Ltd. .... 2,110,724
315,362 Terumo Corp. ................. 5,696,536
336,451 Tokio Marine Holdings, Inc. ...... 13,524,969
420,966 Tokyo Electron Ltd. ............. 87,169,089
627,195 Tokyo Gas Co. Ltd. ............. 13,824,625
21,600 Toyota Industries Corp. .......... 1,849,925
1,955,423 Toyota Motor Corp. ............ 38,493,658
166,200 Toyota Tsusho Corp. ............ 3,364,938
624,993 Unicharm Corp. ............... 20,935,315
1,256,356,170
LUXEMBOURG — 0.1%
827,135 Tenaris SA .................... 13,105,243
MALAYSIA — 0.1%
32,895,167 Public Bank Bhd ............... 30,142,269
MEXICO — 0.2%
4,453,381 Fomento Economico Mexicano SAB
de CV - Units ............. 49,127,980
NETHERLANDS — 2.2%
50,258 Adyen NV(a)(b)(c) ............. 61,495,279
162,133 ASML Holding NV ............. 149,235,908
117,155 ASML Holding NV - New York .... 109,739,088
249,512 IMCD NV ................... 35,914,570
7,392,548 ING Groep NV ................ 134,009,800
520,364 Koninklijke Ahold Delhaize NV .... 16,771,022
7,848 NXP Semiconductors NV ........ 2,065,280
45,600 Prosus NV ................... 1,584,894
724,486 Stellantis NV .................. 12,077,891
90,223 Wolters Kluwer NV ............. 15,144,560
538,038,292
NORWAY — 0.2%
18,795 Aker BP ASA .................. 456,327
726,494 DNB Bank ASA ............... 15,015,159

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
NORWAY (continued)
531,800 Equinor ASA .................. $ 14,135,061
2,296,000 Orkla ASA ................... 19,381,299
48,987,846
SINGAPORE — 0.2%
9,544,800 CapitaLand Integrated Commercial
Trust REIT ............... 14,852,386
92,400 DBS Group Holdings Ltd. ........ 2,529,300
112,800 Oversea-Chinese Banking Corp. Ltd. 1,253,146
2,604,697 Singapore Airlines Ltd. .......... 13,581,759
403,100 Singapore Telecommunications Ltd. . 928,816
39,700 United Overseas Bank Ltd. ....... 960,795
3,995,600 UOL Group Ltd. ............... 16,081,640
50,187,842
SOUTH AFRICA — 0.3%
6,681,003 AVI Ltd. ..................... 35,876,573
268,407 Capitec Bank Holdings Ltd. ....... 41,795,594
77,672,167
SOUTH KOREA — 0.2%
725,397 LG Corp. .................... 45,681,438
SPAIN — 0.1%
8,000 Aena SME SA(b)(c) ............. 1,516,016
14,273 Amadeus IT Group SA .......... 938,248
187,632 Banco Bilbao Vizcaya Argentaria SA . 1,970,540
503,024 Banco Santander SA ............ 2,425,292
104,800 CaixaBank SA ................. 610,879
47,600 Endesa SA .................... 922,120
16,100 Ferrovial SE ................... 640,166
263,092 Iberdrola SA .................. 3,468,027
53,473 Industria de Diseno Textil SA ...... 2,596,100
23,100 Naturgy Energy Group SA ........ 554,499
136,800 Telefonica SA ................. 618,709
16,260,596
SWEDEN — 0.3%
58,800 Assa Abloy AB - Class B .......... 1,789,389
111,459 Atlas Copco AB - Class A ......... 1,983,723
79,500 Atlas Copco AB - Class B ......... 1,243,811
5,700 Evolution AB(b)(c) ............. 552,212
55,000 H & M Hennes & Mauritz AB - Class
B ....................... 853,822
63,117 Hexagon AB - Class B ........... 642,415
424,100 Industrivarden AB - Class A ....... 14,533,737
1,734,781 Investor AB - Class B ............ 49,212,497
77,023 Sandvik AB ................... 1,576,536
49,700 Skandinaviska Enskilda Banken AB -
Class A .................. 765,743
39,200 Svenska Handelsbanken AB - Class A 396,056
39,200 Swedbank AB - Class A .......... 834,572
90,700 Telefonaktiebolaget LM Ericsson -
Class B .................. 620,465
54,500 Volvo AB - Class A ............. 1,415,783
Shares Value
SWEDEN (continued)
84,800 Volvo AB - Class B ............. $ 2,164,106
78,584,867
SWITZERLAND — 1.0%
73,500 ABB Ltd. .................... 4,084,682
12,400 Chubb Ltd. ................... 3,418,184
447 Givaudan SA .................. 2,193,368
468,940 Glencore Plc .................. 2,591,031
245,281 Holcim AG ................... 22,981,384
82,069 Nestle SA .................... 8,334,526
333,650 Novartis AG .................. 37,472,192
875 Partners Group Holding AG ...... 1,180,789
141,935 Roche Holding AG ............. 46,214,780
4,150 Roche Holding AG ............. 1,464,734
1,775 Schindler Holding AG ........... 466,121
2,600 Schindler Holding AG - Participation
Certificates ............... 696,098
202,768 Sika AG ..................... 61,633,156
49,541 STMicroelectronics NV .......... 1,640,642
9,000 Swiss Re AG .................. 1,111,991
24,665 Swisscom AG ................. 15,117,938
105,308 UBS Group AG ................ 3,198,532
32,786 Zurich Insurance Group AG ...... 18,048,642
231,848,790
TAIWAN — 0.5%
2,642,000 Advantech Co. Ltd. ............. 27,850,715
506,551 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 14,393,630
28,333,223 Uni-President Enterprises Corp. .... 72,319,970
114,564,315
UNITED KINGDOM — 3.6%
521,188 3i Group Plc .................. 20,958,014
1,362,746 AstraZeneca Plc ................ 216,672,286
2,985,012 B&M European Value Retail SA ... 17,962,786
84,800 BAE Systems Plc ............... 1,413,920
6,392,300 Barclays Plc ................... 19,212,798
2,710,409 BP Plc ....................... 15,988,015
18,000 Coca-Cola Europacific Partners Plc . 1,327,860
53,619 Compass Group Plc ............. 1,651,561
86,800 Diageo Plc ................... 2,699,259
778,110 GSK Plc ..................... 15,124,526
1,353,465 Howden Joinery Group Plc ....... 16,364,201
665,773 HSBC Holdings Plc ............ 6,025,427
46,200 Imperial Brands Plc ............. 1,273,373
241,221 Intertek Group Plc ............. 15,660,134
155,208 Legal & General Group Plc ....... 462,306
1,989,576 Lloyds Banking Group Plc ........ 1,523,877
1,338,386 London Stock Exchange Group Plc . 162,937,233
113,700 National Grid Plc .............. 1,441,207
176,000 NatWest Group Plc ............. 832,851
127,270 Next Plc ..................... 14,846,148
28,900 Pentair Plc .................... 2,539,443

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
22,200 Reckitt Benckiser Group Plc ...... $ 1,192,368
366,190 RELX Plc .................... 17,290,851
2,026,499 Rightmove Plc ................. 15,010,965
471,902 Rio Tinto Plc .................. 30,490,411
22,631,508 Rolls-Royce Holdings Plc(a) ....... 130,806,332
875,527 Shell Plc ..................... 31,965,158
55,800 SSE Plc ...................... 1,348,952
4,121,920 Tesco Plc ..................... 17,571,266
1,515,168 Unilever Plc .................. 93,028,085
1,148,000 Vodafone Group Plc ............ 1,069,078
876,690,691
UNITED STATES — 72.1%
14,738 3M Co. ...................... 1,879,832
14,694 A.O. Smith Corp. .............. 1,249,578
947,114 Abbott Laboratories ............. 100,337,257
893,879 AbbVie, Inc. .................. 165,653,656
15,512 Adobe, Inc.(a) ................. 8,557,195
24,800 Aflac, Inc. .................... 2,365,424
832,703 Agilent Technologies, Inc. ........ 117,744,204
139,038 Airbnb, Inc. - Class A(a) ......... 19,404,143
502,433 Alexandria Real Estate Equities, Inc.
REIT ................... 58,930,367
97,484 Align Technology, Inc.(a) ......... 22,604,590
56,100 Alliant Energy Corp. ............ 3,122,526
591,001 Alphabet, Inc. - Class A .......... 101,380,312
3,865,620 Alphabet, Inc. - Class C .......... 669,332,103
26,800 Altria Group, Inc. .............. 1,313,468
4,062,359 Amazon.com, Inc.(a) ............ 759,579,886
132,500 American Airlines Group, Inc.(a) ... 1,409,800
18,472 American Express Co. ........... 4,674,155
20,517 American International Group, Inc. . 1,625,562
344,599 American Tower Corp. REIT ...... 75,949,620
4,254 Ameriprise Financial, Inc. ........ 1,829,518
556,801 AMETEK, Inc. ................ 96,593,837
16,415 Amgen, Inc. .................. 5,457,495
56,400 Amphenol Corp. - Class A ........ 3,624,264
18,613 Analog Devices, Inc. ............ 4,306,676
9,093 Aon Plc - Class A ............... 2,987,141
4,984,033 Apple, Inc. ................... 1,106,854,049
27,030 Applied Materials, Inc. ........... 5,735,766
10,000 Arista Networks, Inc.(a) .......... 3,465,500
554,134 Arthur J Gallagher & Co. ........ 157,091,448
14,000 Assurant, Inc. ................. 2,448,180
190,070 AT&T, Inc. ................... 3,658,848
7,780 Autodesk, Inc.(a) ............... 1,925,706
159,620 Automatic Data Processing, Inc. .... 41,919,404
769 AutoZone, Inc.(a) .............. 2,409,808
248,534 Axon Enterprise, Inc.(a) .......... 74,562,685
3,716,341 Bank of America Corp. .......... 149,805,706
19,800 Bank of New York Mellon Corp. (The) 1,288,386
464,225 Berkshire Hathaway, Inc. - Class B(a) 203,562,662
31,740 Bio-Techne Corp. .............. 2,589,667
Shares Value
UNITED STATES (continued)
1,421,361 Blackstone, Inc. ................ $ 202,046,466
670,765 Block, Inc.(a) ................. 41,506,938
46,546 Booking Holdings, Inc. .......... 172,918,855
8,500 Booz Allen Hamilton Holding Corp. 1,218,135
33,049 BorgWarner, Inc. ............... 1,166,960
53,593 Bristol-Myers Squibb Co. ......... 2,548,883
3,622,970 Broadcom, Inc. ................ 582,138,820
3,910 Broadridge Financial Solutions, Inc. . 836,740
10,800 Builders FirstSource, Inc.(a) ....... 1,807,596
18,600 BXP, Inc. REIT ................ 1,326,366
325,018 Cadence Design Systems, Inc.(a) ... 86,994,318
35,600 Camden Property Trust REIT ..... 3,942,700
59,000 Campbell Soup Co. ............. 2,764,740
13,649 Capital One Financial Corp. ...... 2,066,459
15,109 Cardinal Health, Inc. ............ 1,523,440
162,238 Caterpillar, Inc. ................ 56,166,796
5,900 CDW Corp. .................. 1,286,849
14,100 Celanese Corp. ................ 1,990,215
397,167 Cencora, Inc. ................. 94,478,086
14,700 Centene Corp.(a) ............... 1,130,724
14,700 CH Robinson Worldwide, Inc. ..... 1,309,035
6,950 Charles River Laboratories
International, Inc.(a) ........ 1,696,495
40,010 Charles Schwab Corp. (The) ...... 2,608,252
5,965 Charter Communications, Inc. - Class
A(a) .................... 2,265,030
6,800 Cheniere Energy, Inc. ........... 1,241,952
2,020,204 Chevron Corp. ................ 324,182,136
2,449,840 Chipotle Mexican Grill, Inc.(a) .... 133,075,309
9,833 Cigna Group (The) ............. 3,428,472
1,850 Cintas Corp. .................. 1,413,289
110,443 Cisco Systems, Inc. ............. 5,350,963
59,349 Citigroup, Inc. ................ 3,850,563
45,943 Citizens Financial Group, Inc. ..... 1,960,388
425,107 Cloudflare, Inc. - Class A(a) ....... 32,945,792
17,000 CME Group, Inc. .............. 3,293,070
1,176,380 Coca-Cola Co. (The) ............ 78,511,601
29,602 Colgate-Palmolive Co. ........... 2,936,222
1,299,217 Comcast Corp. - Class A ......... 53,618,686
53,300 Conagra Brands, Inc. ............ 1,616,056
42,157 ConocoPhillips ................ 4,687,858
22,800 Copart, Inc.(a) ................ 1,193,124
1,372,770 Corteva, Inc. .................. 77,012,397
13,600 CoStar Group, Inc.(a) ........... 1,061,072
346,318 Costco Wholesale Corp. ......... 284,673,396
44,230 Coterra Energy, Inc. ............. 1,141,134
1,318,419 CRH Plc ..................... 112,988,508
206,117 CRH Plc ..................... 17,573,056
33,921 Crown Castle, Inc. REIT ......... 3,734,024
85,665 CSX Corp. ................... 3,006,842
42,821 CVS Health Corp. .............. 2,583,391
603,887 Danaher Corp. ................ 167,325,010
10,300 DaVita, Inc.(a) ................ 1,407,186

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
89,783 Deere & Co. .................. $ 33,397,480
13,300 Dell Technologies, Inc. - Class C ... 1,511,944
37,400 Devon Energy Corp. ............ 1,758,922
676,157 Dexcom, Inc.(a) ............... 45,856,968
618,865 Diamondback Energy, Inc. ........ 125,202,578
14,826 Digital Realty Trust, Inc. REIT .... 2,216,339
2,554 Domino's Pizza, Inc. ............ 1,094,900
441,454 DoorDash, Inc. - Class A(a) ....... 48,877,787
8,150 DR Horton, Inc. ............... 1,466,430
975,551 Duke Energy Corp. ............. 106,598,458
12,600 Eastman Chemical Co. .......... 1,301,958
429,560 Eaton Corp. Plc ................ 130,925,592
35,498 eBay, Inc. .................... 1,974,044
14,800 Ecolab, Inc. ................... 3,414,212
274,854 Edwards Lifesciences Corp.(a) ..... 17,329,545
14,615 Electronic Arts, Inc. ............. 2,205,988
288,124 Elevance Health, Inc. ............ 153,290,612
197,292 Eli Lilly & Co. ................ 158,676,037
439,638 Entegris, Inc. .................. 52,004,779
26,278 EOG Resources, Inc. ............ 3,332,050
30,500 EQT Corp. ................... 1,052,555
1,350 Equinix, Inc. REIT ............. 1,066,824
28,300 Etsy, Inc.(a) ................... 1,843,462
9,200 Expedia Group, Inc.(a) .......... 1,174,564
902,735 Exxon Mobil Corp. ............. 107,055,344
6,050 F5, Inc.(a) .................... 1,232,022
1,442 Fair Isaac Corp.(a) .............. 2,307,200
18,590 Fastenal Co. .................. 1,315,243
10,000 FedEx Corp. .................. 3,022,500
37,400 Fifth Third Bancorp ............. 1,583,516
775 First Citizens BancShares, Inc. - Class
A ...................... 1,617,960
1,162,978 Fiserv, Inc.(a) ................. 190,228,311
1,083,091 Fortinet, Inc.(a) ................ 62,862,602
1,147,284 Freeport-McMoRan, Inc. ......... 52,098,166
3,500 Gartner, Inc.(a) ................ 1,754,165
9,046 General Dynamics Corp. ......... 2,702,131
29,175 General Electric Co. ............ 4,965,585
57,126 General Mills, Inc. .............. 3,835,440
36,700 General Motors Co. ............. 1,626,544
462,143 Genuine Parts Co. .............. 67,985,857
41,001 Gilead Sciences, Inc. ............ 3,118,536
8,950 Globe Life, Inc. ................ 830,023
12,932 Goldman Sachs Group, Inc. (The) .. 6,582,776
12,700 Hartford Financial Services Group,
Inc. (The) ................ 1,408,684
5,317 HCA Healthcare, Inc. ........... 1,930,337
143,187 Hershey Co. (The) .............. 28,276,569
11,200 Hilton Worldwide Holdings, Inc. ... 2,404,304
297,845 Home Depot, Inc. (The) ......... 109,654,615
561,376 Honeywell International, Inc. ...... 114,941,736
56,100 Host Hotels & Resorts, Inc. REIT .. 982,311
944,834 Howmet Aerospace, Inc. ......... 90,420,614
Shares Value
UNITED STATES (continued)
5,265 Humana, Inc. ................. $ 1,903,877
5,500 Huntington Ingalls Industries, Inc. .. 1,539,890
144,367 Illinois Tool Works, Inc. .......... 35,699,072
30,885 International Business Machines Corp. 5,934,244
38,300 Interpublic Group of Cos., Inc. (The) 1,232,111
9,175 Intuit, Inc. ................... 5,939,436
249,667 Intuitive Surgical, Inc.(a) ......... 111,004,445
83,800 Invesco Ltd. .................. 1,446,388
258,261 iRhythm Technologies, Inc.(a) ..... 22,275,011
17,200 Jabil, Inc. .................... 1,937,924
423,759 Johnson & Johnson ............. 66,890,358
2,439,475 JPMorgan Chase & Co. .......... 519,120,280
1,668,545 Kenvue, Inc. .................. 30,851,397
28,173 Kimberly-Clark Corp. ........... 3,804,764
4,675,850 Kinder Morgan, Inc. ............ 98,800,710
1,074,010 KKR & Co., Inc. - Class A ........ 132,586,534
186,029 KLA Corp. ................... 153,114,889
762,043 L3Harris Technologies, Inc. ....... 172,899,936
73,967 Lam Research Corp. ............ 68,141,359
10,400 Lamb Weston Holdings, Inc. ...... 624,208
9,891 Leidos Holdings, Inc. ............ 1,428,260
7,893 Lennar Corp. - Class A .......... 1,396,508
341,981 Linde Plc .................... 155,088,383
7,409 Lockheed Martin Corp. .......... 4,015,085
15,100 Loews Corp. .................. 1,207,245
673,222 Lowe's Cos., Inc. ............... 165,282,733
12,400 LyondellBasell Industries NV - Class A 1,233,304
11,800 Marathon Petroleum Corp. ....... 2,088,836
9,400 Marriott International, Inc. - Class A 2,136,620
13,200 Marsh & McLennan Cos, Inc. ..... 2,937,924
434,850 Mastercard, Inc. - Class A ........ 201,644,293
50,847 Match Group, Inc.(a) ............ 1,939,305
228,070 McDonald's Corp. .............. 60,529,778
4,542 McKesson Corp. ............... 2,802,505
1,348,156 Merck & Co., Inc. .............. 152,516,888
932,775 Meta Platforms, Inc. - Class A ..... 442,909,553
1,587,304 MetLife, Inc. .................. 121,984,312
3,154 Mettler-Toledo International, Inc.(a) 4,797,329
19,912 Microchip Technology, Inc. ....... 1,767,787
3,059,563 Microsoft Corp. ............... 1,279,968,181
23,000 Mid-America Apartment
Communities, Inc. REIT ..... 3,214,710
15,181 Mohawk Industries, Inc.(a) ....... 2,445,204
2,509 Molina Healthcare, Inc.(a) ........ 856,246
26,100 Molson Coors Beverage Co. - Class B 1,379,385
36,649 Mondelez International, Inc. - Class A 2,504,959
15,109 Monster Beverage Corp.(a) ........ 777,358
749,223 Morgan Stanley ................ 77,327,306
349,967 Motorola Solutions, Inc. ......... 139,608,836
14,099 NetApp, Inc. .................. 1,790,291
128,847 Netflix, Inc.(a) ................. 80,961,012
57,600 News Corp. - Class A ............ 1,588,608
3,667,431 NextEra Energy, Inc. ............ 280,155,054

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
Shares Value
UNITED STATES (continued)
556,016 NIKE, Inc. - Class B ............ $ 41,623,358
4,300 Nordson Corp. ................ 1,076,419
17,600 Northern Trust Corp. ........... 1,560,240
206,354 Northrop Grumman Corp. ....... 99,941,369
8,000 Nucor Corp. .................. 1,303,520
9,917,853 NVIDIA Corp. ................ 1,160,587,158
290 NVR, Inc.(a) .................. 2,496,169
533,225 Okta, Inc.(a) .................. 50,091,156
14,700 Old Dominion Freight Line, Inc. ... 3,089,646
2,094,895 Oracle Corp. .................. 292,133,108
151,603 O'Reilly Automotive, Inc.(a) ...... 170,756,523
21,797 PACCAR, Inc. ................ 2,150,492
14,200 Palo Alto Networks, Inc.(a) ....... 4,611,166
5,100 Parker-Hannifin Corp. ........... 2,861,916
9,763 Paychex, Inc. .................. 1,249,859
263,968 PepsiCo, Inc. .................. 45,579,355
8,412,510 PG&E Corp. .................. 153,528,307
1,163,993 Philip Morris International, Inc. .... 134,045,434
16,999 Phillips 66 .................... 2,473,015
35,500 Pinnacle West Capital Corp. ...... 3,038,445
15,600 PNC Financial Services Group, Inc.
(The) .................... 2,825,160
3,550 Pool Corp. ................... 1,327,842
15,600 Principal Financial Group, Inc. ..... 1,271,556
447,328 Procter & Gamble Co. (The) ...... 71,912,449
639,998 Prudential Financial, Inc. ......... 80,204,549
48,900 Public Service Enterprise Group, Inc. 3,900,753
10,300 PulteGroup, Inc. ............... 1,359,600
12,400 Qorvo, Inc.(a) ................. 1,485,520
840,150 QUALCOMM, Inc. ............ 152,025,142
489,994 Quanta Services, Inc. ............ 130,034,608
7,900 Ralph Lauren Corp. ............. 1,387,161
17,200 Raymond James Financial, Inc. .... 1,995,200
3,593 Regeneron Pharmaceuticals, Inc.(a) . 3,877,530
58,000 Regions Financial Corp. .......... 1,297,460
3,850 Reliance, Inc. ................. 1,172,556
173,169 Repligen Corp.(a) .............. 28,979,832
15,700 Republic Services, Inc. ........... 3,050,824
24,183 Rollins, Inc. .................. 1,158,608
2,894 Roper Technologies, Inc. ......... 1,576,506
252,820 Ross Stores, Inc. ............... 36,211,409
11,200 Royal Caribbean Cruises Ltd.(a) .... 1,755,264
30,301 Salesforce, Inc. ................. 7,841,899
7,950 SBA Communications Corp. REIT . 1,745,343
16,204 Seagate Technology Holdings Plc ... 1,655,563
7,576 ServiceNow, Inc.(a) ............. 6,169,819
14,300 Sherwin-Williams Co. (The) ....... 5,016,440
640,790 Simon Property Group, Inc. REIT .. 98,322,818
417,900 Sirius XM Holdings, Inc. ......... 1,441,755
14,111 Skyworks Solutions, Inc. ......... 1,603,292
232,884 Snowflake, Inc. - Class A(a) ....... 30,363,416
29,200 Southern Co. (The) ............. 2,438,784
634,869 Starbucks Corp. ................ 49,488,039
Shares Value
UNITED STATES (continued)
14,444 State Street Corp. .............. $ 1,227,307
9,550 Steel Dynamics, Inc. ............ 1,272,251
9,050 Stryker Corp. ................. 2,963,422
29,379 Synchrony Financial ............ 1,492,159
29,500 Tapestry, Inc. .................. 1,182,655
399,454 Target Corp. .................. 60,081,876
349,202 TE Connectivity Ltd. ........... 53,892,345
9,600 Teleflex, Inc. .................. 2,120,832
49,300 Tesla, Inc.(a) .................. 11,441,051
229,750 Texas Instruments, Inc. .......... 46,825,348
10,315 Thermo Fisher Scientific, Inc. ...... 6,326,602
28,800 TJX Cos., Inc. (The) ............ 3,254,976
24,600 T-Mobile US, Inc. .............. 4,484,088
6,200 Travelers Cos, Inc. (The) ......... 1,341,928
1,946,105 Truist Financial Corp. ........... 86,971,432
3,403 Tyler Technologies, Inc.(a) ........ 1,933,278
35,200 UDR, Inc. REIT ............... 1,410,464
470,893 Union Pacific Corp. ............. 116,183,430
24,200 United Parcel Service, Inc. - Class B . 3,154,954
153,383 United Rentals, Inc. ............. 116,126,269
566,375 UnitedHealth Group, Inc. ........ 326,322,620
6,950 Universal Health Services, Inc. - Class
B ....................... 1,485,632
93,400 US Bancorp .................. 4,191,792
8,697 Valero Energy Corp. ............ 1,406,479
9,549 Verisk Analytics, Inc. ............ 2,499,451
3,307,793 Verizon Communications, Inc. ..... 134,031,772
9,250 Vertex Pharmaceuticals, Inc.(a) ..... 4,585,410
844,950 Visa, Inc. - Class A ............. 224,477,866
21,900 W R Berkley Corp. ............. 1,207,347
1,703,832 Walmart, Inc. ................. 116,951,028
430,068 Waste Management, Inc. ......... 87,157,581
8,336 Waters Corp.(a) ................ 2,803,230
698,335 WEC Energy Group, Inc. ........ 60,098,710
106,086 Wells Fargo & Co. .............. 6,295,143
545,540 Westinghouse Air Brake Technologies
Corp. ................... 87,913,771
37,043 Weyerhaeuser Co. REIT ......... 1,176,486
32,500 Williams Cos, Inc. (The) ......... 1,395,550
1,895 WW Grainger, Inc. ............. 1,851,055
12,252 Yum! Brands, Inc. .............. 1,627,433
9,452 Zebra Technologies Corp. - Class A(a) 3,319,448
15,400 Zoetis, Inc. ................... 2,772,616
17,489,479,008
URUGUAY — 0.4%
55,040 MercadoLibre, Inc.(a) ........... 91,856,256
Total Common Stocks
(Cost $14,865,009,679)
23,668,674,085

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
RIGHTS/WARRANTS — 0.0%
CANADA — 0.0%
489 Constellation Software, Inc. Warrants,
Expire 03/31/40(a)(d) ....... $ 0
Total Rights/Warrants
(Cost $0)
0
EXCHANGE-TRADED FUNDS
(e)
— 1.0%
1,566,720 Energy Select Sector SPDR Fund ... 146,033,971
648,753 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 94,970,952
Total Exchange-Traded Funds
(Cost $205,123,654)
241,004,923
Principal
Amount
U.S. GOVERNMENT SECURITIES — 0.6%
U.S. Treasury Bills — 0.6%
$ 90,000,000 5.29%, 08/13/24(f) ............. 89,841,525
50,000,000 5.29%, 08/20/24(f) ............. 49,860,597
Total U.S. Government Securities
(Cost $139,702,748)
139,702,122
Shares Value
INVESTMENT COMPANY — 0.9%
209,695,835 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 5.20%(g) $ 209,695,835
Total Investment Company
(Cost $209,695,835)
209,695,835
TOTAL INVESTMENTS — 100.1%
(Cost $15,419,531,916)
$ 24,259,076,965
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(15,940,303)
NET ASSETS — 100.0%
$ 24,243,136,662
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e) A copy of the underlying funds’ financial statements is available upon request.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) The rate shown represents the current yield as of July 31, 2024.
Forward Foreign Currency Exchange Contracts Outstanding at July 31, 2024 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Appreciation
/(Depreciation)
GBP 12,448,133 USD 15,951,197 Barclays Bank Plc 09/17/24 $ 58,411
JPY 7,749,300,000 USD 53,905,174 Barclays Bank Plc 09/17/24 (1,804,466)
CAD 13,625,000 USD 10,145,348 Barclays Bank Plc 09/17/24 (262,878)
EUR 13,987,970 USD 15,425,338 Barclays Bank Plc 09/17/24 (252,600)
(2,319,944)
Total Forward Foreign Currency Exchange Contracts $ (2,261,533)
CAD — Canadian Dollar
ETF — Exchange-Traded Fund
EUR — Euro
GBP — British Pound
JPY — Japanese Yen

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2024
(Unaudited)
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 1.2%
Austria ..................................... 0.1
Belgium .................................... 0.0 *
Brazil ...................................... 0.4
Canada ..................................... 1.0
Chile ...................................... 0.2
China ...................................... 1.6
Denmark ................................... 0.3
Finland ..................................... 0.1
France ...................................... 0.8
Germany .................................... 0.8
Hong Kong .................................. 0.3
India ....................................... 2.1
Indonesia ................................... 0.2
Ireland ..................................... 1.3
Israel ....................................... 0.1
Italy ....................................... 0.4
Japan ...................................... 5.2
Luxembourg ................................. 0.1
Malaysia .................................... 0.1
Mexico ..................................... 0.2
Netherlands .................................. 2.2
Norway ..................................... 0.2
Singapore ................................... 0.2
South Africa ................................. 0.3
South Korea ................................. 0.2
Spain ...................................... 0.1
Sweden ..................................... 0.3
Switzerland .................................. 1.0
Taiwan ..................................... 0.5
United Kingdom .............................. 3.6
United States ................................. 72.1
Uruguay .................................... 0.4
Other
**
..................................... 2.4
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, rights/
warrants, U.S. Government Securities, investment company,
forward foreign currency exchange contracts, pending trades and
Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.